Trade Accounts Receivables and Other Current Assets - Schedule of Other Current Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Refund of value added tax	$ 653	$ 596
Prepaid expenses	1,109	707
Other receivable	327	497
Total other current assets	$ 2,089	$ 1,800